INVESTMENT IN ASSOCIATES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Associates and Joint Ventures [Line Items]
Current Assets		$ 1,567	$ 2,010
Total assets		10,178	10,086
Current Liabilities		4,633	6,197
Total liabilities		10,539	11,510
Net income (loss)	[1]	$ 1,619	27	$ (232)
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Ownership and voting Interest		8.00%
Current Assets		$ 211
Non-Current Assets		13,330
Total assets		13,541
Current Liabilities		302
Non-Current Liabilities		7,716
Total liabilities		8,018
Total Net Assets		5,523
Net income (loss)			57
Australian Regulated Utility | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets		5,095
Australian Regulated Utility | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets		428
Net income (loss)			4
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Current Assets		211
Non-Current Assets		13,330
Total assets		13,541
Current Liabilities		302
Non-Current Liabilities		7,716
Total liabilities		8,018
Total Net Assets		5,523
Net income (loss)			57
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets		5,095
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets		$ 428
Net income (loss)			$ 4

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.